Prospectus Supplement

September 29, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2016

Emerging Markets Fixed Income Opportunities Portfolio

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 11, 2016

Fundamental Multi-Cap Core Portfolio

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated August 26, 2016

Multi-Asset Portfolio

(each, a "Portfolio")

The second sentence of the section of each Portfolio's Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio being purchased in a single transaction, together with the NAV of any Class A, Class C and Class L shares of the Portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") already held in Related Accounts as of the date of the transaction as well as Class A, Class C and Class L shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege" and including shares of Morgan Stanley Money Market Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund) held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.

The section of each Portfolio's Prospectus entitled "Shareholder Information—Right of Accumulation" is hereby deleted and replaced with the following:

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class A shares of the Portfolio being purchased in a single transaction, together with the NAV of any Class A, Class C and Class L shares of the Portfolio already held in Related Accounts as of the date of the transaction as well as Class A, Class C and Class L shares of any other Morgan Stanley Multi-Class Fund (including shares of Morgan Stanley Money Market Funds (as defined herein) which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund) already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.

Please retain this supplement for future reference.

  MSIFROA2PROSPT 0916

Prospectus Supplement

September 29, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2016

Emerging Markets Fixed Income Opportunities Portfolio

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 11, 2016

Fundamental Multi-Cap Core Portfolio

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated August 26, 2016

Multi-Asset Portfolio

(each, a "Portfolio")

The section of each Portfolio's Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Class A and Class C Conversion Features

A shareholder currently holding Class A shares of the Portfolio in a fee-based advisory program ("Advisory Program") account or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account may convert such shares to Class I shares of the Portfolio within the Advisory Program at any time. In addition, a shareholder holding Class C shares of the Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within an Advisory Program at any time. Such conversions will be on the basis of the relative net asset values per share, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18 month or 12 month period, respectively. Please ask your financial advisor if you are eligible for converting your Class A and/or Class C shares to Class I shares pursuant to these conversion features.

Please retain this supplement for future reference.

  MSIFC2PROSPT